Summary of Significant Accounting Policies and Basis of Presentation (as restated) - Restatement on cash flow statement (Details) - Seven Oaks Acquisition Corp - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
As Previously Reported
Supplemental Disclosure of Noncash Financing Activities:
Change in Value of Class A common stock subject to possible redemption		$ (98,090)
As Previously Reported | Class A Common Stock Subject to Redemption
Supplemental Disclosure of Noncash Financing Activities:
Change in Value of Class A common stock subject to possible redemption	$ 4,645,000		$ (1,617,430)
Restatement Adjustment | Class A Common Stock Subject to Redemption
Supplemental Disclosure of Noncash Financing Activities:
Change in Value of Class A common stock subject to possible redemption	$ (4,645,000)		$ 1,617,430